Short term investments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Short-term Investments
Marketable securities	$ 127,404,355	¥ 867,738,320	¥ 1,138,090,600